Taxes (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement [line items]
Current tax expense (income)	$ (1,803)	$ (2,056)	$ (2,127)
Deferred tax expense (income)	582	760	1,008
Income tax expense	(1,221)	(1,296)	(1,119)
Total Income Tax Expense	(1,221)	(1,296)	(1,119)
Switzerland
Statement [line items]
Current tax expense (income)	(671)	(462)	(709)
Deferred tax expense (income)	(23)	298	(765)
Foreign
Statement [line items]
Current tax expense (income)	(1,132)	(1,594)	(1,418)
Deferred tax expense (income)	$ (559)	$ (1,058)	$ (243)